              As filed with the Securities and Exchange Commission

                                 on March 3, 2000

                             Securities Act File No.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ x ]

       Pre-Effective Amendment No. [__] Post-Effective Amendment No. [__]

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                         Scudder Kemper Investments, Inc
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

            Caroline Pearson, Esq.            Sheldon A. Jones, Esq.
            Scudder Kemper Investments, Inc.  Dechert Price & Rhoads
            Two International Place           Ten Post Office Square - South
            Boston, MA 02110-4103             Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
                             As soon as practicable
                             after this Registration
                         Statement is declared effective

                      Title of Securities Being Registered:
                         Capital Stock ($.01 par value)
             of Scudder Global Bond Fund, a series of the Registrant

--------------------------------------------------------------------------------

              It is proposed that this filing will become effective
            on April 3, 2000 pursuant to Rule 488 under the Securities
                                  Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                         GLOBAL/INTERNATIONAL FUND, INC.

                         SCUDDER INTERNATIONAL BOND FUND

      Please take notice that a Special Meeting of Shareholders (the "Meeting") of Scudder International Bond Fund (the "Fund"), a series of Global/International Fund, Inc. (the "Corporation"), will be held at the offices of Scudder Kemper Investments, Inc., Floor 13, Two International Place, Boston, MA 02110-4103, on July 13, 2000, at 3:00 p.m., Eastern time, for the following purposes:

      Proposal 1: To elect Directors of the Corporation;

      Proposal 2: To approve an Agreement and Plan of Reorganization whereby all of the issued and outstanding shares of capital stock of the Fund will be reclassified into shares of the Class S shares class of the Corporation's Scudder Global Bond Fund series (the "Reorganization"). The Reorganization will be effected by an amendment to the Corporation's charter; and

      Proposal 3: To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the Fund for the Fund's current fiscal year.

      The appointed proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments thereof.

      Holders of record of shares of the Fund at the close of business on April 17, 2000 are entitled to vote at the Meeting and at any adjournments thereof.

      In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                          By Order of the Board,


                                          [Signature]
                                          John Millette,
                                          Secretary

[date]

IMPORTANT -- We urge you to sign and date the enclosed proxy card(s) and return it in the enclosed envelope which requires no postage (or to take advantage of the electronic or telephonic voting procedures described on the proxy card(s)). Your prompt return of the enclosed proxy card(s) (or your voting by other available means) may save the necessity and expense of further solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

                                Table of Contents

Introduction....................
Proposal 1: Election of Trustees/Directors for the Acquired
         Trust/Corporation........
         Nominees for Election..............
         Trustees/Directors Not Standing for Re-election............
         Responsibilities of the Board -- Board and Committee Meetings........
         Audit Committee........
         Committee on Independent Trustees/Directors........
         Attendance............
         Honorary Trustees/Directors.........
         Officers.............
         Compensation of Trustees/Directors and Officers.........
Proposal 2: Approval of Agreement and Plan of Reorganization......
         I. SYNOPSIS.........
                  Introduction.........
                  Background of the Reorganization...........
                  Reasons for the Proposed Transaction; Board Approval.......
                  Investment Objectives, Policies and Restrictions of the
                  Funds........
                  Portfolio Turnover..........
                  Performance...........
                  Investment Manager; Fees and Expenses......
                  Administrative Fee..........
                  Comparison of Expenses.........
                  Financial Highlights.........
                  Distribution of Shares........
                  Purchase, Redemption and Exchange Information.........
                  Dividends and other Distributions..........
                  Tax Consequences........
         II. PRINCIPAL RISK FACTORS......
         III. THE PROPOSED TRANSCTION..........
                  Description of the Plan........
                  Board Approval of the Proposed Transaction......
                  Description of the Securities to be Issued.....
                  Federal Income Tax Consequences.........
                  Capitalization...........
Proposal 3: Ratification or Rejection of the Selection of Independent
Accountants
Additional Information
Exhibit A
Exhibit B
Appendix 1
Appendix 2
Part B:  Statement of Additional Information
Part C:  Other Information

                           PROXY STATEMENT/PROSPECTUS
                                     [DATE]

     Relating to the reorganization of the issued and outstanding shares of
             SCUDDER INTERNATIONAL BOND FUND (the "Acquired Fund"),
                              a separate series of
               GLOBAL/INTERNATIONAL FUND, INC. (the "Corporation")
                    345 Park Avenue, New York, New York 10154
                                 (800) 728-3337

                   into shares of the Class S shares class of
                SCUDDER GLOBAL BOND FUND (the "Acquiring Fund"),
                      a separate series of the Corporation
                    345 Park Avenue, New York, New York 10154
                                 (800) 728-3337

                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund in connection with three proposals (each a "Proposal"). Proposal 1 describes the election of Directors, and Proposal 3 proposes the ratification of the Acquired Fund's accountants.

      In Proposal 2, shareholders are asked to approve a proposed reorganization in which all of the issued and outstanding shares of capital stock of the Acquired Fund will be reclassified into shares of the Class S shares class of the Acquiring Fund (known as "Class S Shares") and, accordingly, all of the assets and liabilities of the Acquired Fund would be acquired by the Acquiring Fund, as described more fully below (the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Fund would receive that number of Class S Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"), and the Acquired Fund would be abolished as a series of the Corporation. Shareholders of the Acquired Fund will vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization would be consummated. A copy of the Plan is attached hereto as Exhibit A. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. The Reorganization is expected to occur on or about September 25, 2000.

      Proposals 1 and 2 relate to a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager") and described in more detail below.

      In the descriptions of the Proposals below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Acquired Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement as being taken by either the Acquired Fund or the Acquiring Fund (each a "Fund" and collectively the "Funds"), although all actions are actually taken by the Corporation, on behalf of the applicable Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the Acquiring Fund's prospectus, dated March 1, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquired Fund, see the Acquired Fund's prospectus, dated March 1, 2000, as supplemented from time to time, which is incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Acquired Fund at the telephone number or address set forth on the preceding page.

      The Acquiring Fund's Statement of Additional Information, dated March 1, 2000, is incorporated herein by reference and may be obtained upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. A Statement of Additional Information dated ___________________, containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. Shareholder inquiries regarding either Fund may be made by calling (800) 728-3337. The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund. The Class S Shares will be a newly-established class of share of the Acquiring Fund and will be identical in all material respects to the Acquiring Fund shares currently offered and sold, as described in the prospectus and statement of additional information for the Acquiring Fund, dated December 1, 1999, except as otherwise described herein.

      The Acquiring Fund and the Acquired Fund are non-diversified series of capital stock of the Corporation. The Corporation is an open-end management investment company organized as a Maryland corporation.

      The Board of Directors (except as otherwise noted, "Directors" refers to the Directors of the Corporation and "Board" refers to the Board of Directors of the Corporation) is soliciting proxies from shareholders of the Acquired Fund, on behalf of the Acquired Fund, for the Special Meeting of Shareholders to be held on July 13, 2000, at Scudder Kemper's offices, at Floor 13, Two International Place, Boston, MA 02110-4103 at 3:00 p.m. (Eastern time), or at such later time made necessary by adjournment (the "Meeting").

      The Board of Directors recommends that shareholders vote for the nominees listed in Proposal 1, and for Proposals 2 and 3.

              PROPOSAL 1: ELECTION OF DIRECTORS FOR THE CORPORATION

      At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Directors of the Corporation. These individuals were nominated after a careful and deliberate selection process by the present Board of Directors of the Corporation. The nominees for election, who are listed below, include seven persons who currently serve as Independent Directors (as defined below) of the Corporation or as independent trustees or directors of other no-load funds advised by Scudder Kemper and who have no affiliation with Scudder Kemper or AARP. The nominees listed below are also being nominated for election as trustees or directors of most of the other no-load funds advised by Scudder Kemper.

      Currently five different boards of trustees or directors are responsible for overseeing different groups of no-load funds advised by Scudder Kemper. As part of a broader restructuring effort described below under Proposal 2, Scudder Kemper has recommended, and the Directors have agreed, that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Scudder no-load funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Funds and Scudder Kemper.

      Election of each of the listed nominees for Director on the Board of the Corporation requires the affirmative vote of a plurality of the votes cast at the Meeting, in person or by proxy. The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Director so elected will serve as a Director of the Corporation until the next meeting of shareholders, if any, called for the purpose of electing Directors and until the election and qualification of a successor or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Corporation. Each of the nominees has indicated that he or she is willing to serve as a Director. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Directors may recommend. The following paragraphs and table set forth information concerning the nominees and the Directors not standing for re-election. Each nominee's or Director's age is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Directors has engaged in the principal occupation listed in the following paragraphs and table for more than five years, but not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

Nominees for Election as Directors:

Henry P. Becton, Jr. (56)

Henry P. Becton, Jr. graduated from Yale University in 1965, where he was elected to Phi Beta Kappa and was Chairman of the Yale Broadcasting Corporation. He received his J.D. degree from Harvard Law School in 1968. He joined the staff of WGBH Educational Foundation in 1970, was appointed General Manager in 1978, and was elected President and General Manager in 1984. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee of various mutual funds advised by Scudder Kemper since 1990.

Linda C. Coughlin (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and closed-end fund families, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group. Ms. Coughlin received a B.A. degree in economics (summa cum laude) from Fordham University. Ms. Coughlin has served on the boards of various funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1996.

Dawn-Marie Driscoll (53)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee of various mutual funds advised by Scudder Kemper since 1987.

Edgar R. Fiedler (70)

Edgar R. Fiedler is Senior Fellow and Economic Counselor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counselor from 1986 to 1996. Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished Professor at Lawrence University in Wisconsin. Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He has served as a board member of various mutual funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1984.

Keith R. Fox (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital Corporation, a subsidiary of Bankers Trust New York Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976, and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding

Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee of various mutual funds advised by Scudder Kemper since 1996.

Joan Edelman Spero (55)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee of various mutual funds advised by Scudder Kemper since 1998.

Jean Gleason Stromberg (56)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977. Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans. Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg has served as a board member of the AARP Investment Program Funds since 1997.

Jean C. Tempel (56)

Jean C. Tempel is a venture partner for Internet Capital Group, a strategic network of Internet partnership companies whose principal offices are in Wayne, Pennsylvania. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee of various mutual funds advised by Scudder Kemper since 1994.

Steven Zaleznick (45)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as AARP's general counsel for nine years. He was responsible for the legal affairs of the AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined the AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans. Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association.

Directors Not Standing for Re-election:

--------------------------------------------------------------------------------
                                          Present Office with the Corporation;
                                           Principal Occupation or Employment
Name                                                and Directorships
----                                                -----------------
--------------------------------------------------------------------------------
Sheryle J. Bolton (53)                   Director; CEO and Director, Board of
                                         Directors, Scientific Learning
                                         Corporation.  Ms. Bolton serves on the
                                         Boards of an additional
                                         5 trusts or corporations whose funds
                                         are advised by Scudder Kemper.

--------------------------------------------------------------------------------
William T. Burgin (56)                   Director; General Partner, Bessemer
                                         Venture Partners.  Mr. Burgin serves
                                         on the Boards of an additional 4
                                         trusts or corporations whose funds are
                                         advised by Scudder Kemper.

--------------------------------------------------------------------------------
William H. Luers (70)                    Director; Chairman and President,
                                         United Nations Association of
                                         America.  Mr. Luers serves on the
                                         Boards of an additional 6 trusts or
                                         corporations whose funds are advised
                                         by Scudder Kemper.

--------------------------------------------------------------------------------
Kathryn L. Quirk (47)*                   Director, Vice President and
                                         Secretary.  Ms. Quirk serves on the
                                         Boards of an additional 18 trusts or
                                         corporations whose funds are advised
                                         by Scudder Kemper.

--------------------------------------------------------------------------------

* Nominee or Director considered by the Corporation and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Corporation, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Corporation.

      Appendix 1 hereto sets forth the number of shares of each series of the Corporation owned directly or beneficially by the Directors of the Corporation, by the President[s] of the Corporation and by the nominees for election.

Responsibilities of the Board -- Board and Committee Meetings

      A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Directors, and seven individuals who have no affiliation with Scudder Kemper and who are called "independent" Directors (the "Independent Directors"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. On the proposed Board of Directors, if approved by shareholders, nearly 78% will be Independent Directors. These Independent Directors have been nominated solely by the current Independent Directors of the Corporation, a practice also favored by the SEC. The Independent Directors have primary responsibility for assuring that the Acquired Fund is managed in the best interests of its shareholders.

      The Directors meet several times during the year to review the investment performance of each fund of the Corporation and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 1999, the Directors conducted over 20 meetings to deal with fund issues (including committee meetings and special meetings of the Independent Directors). Furthermore, the Independent Directors review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Directors have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the 1999 Advisory Group Report on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Directors select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Directors are also assisted in this regard by the funds' independent public accountants and other independent experts retained for this purpose. The Independent Directors regularly meet privately with their counsel and other advisors. In addition, the Independent Directors from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholder servicing issues.

      The Board of the Corporation has an Audit Committee and a Committee on Independent Directors, the responsibilities of which are described below. In addition, the Corporation has an Executive Committee and a Valuation Committee.

Audit Committee

      The Audit Committee reviews with management and the independent public accountants for each series of the Corporation, among other things, the scope of the audit and the internal controls of each series of the Corporation and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each series of the Corporation to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices of each series of the Corporation.

      As suggested by the Advisory Group Report, the Corporation's Audit Committee is comprised entirely of Independent Directors, meets privately with the independent accountants of each series of the Corporation, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

Committee on Independent Directors

      The Board of Directors of the Corporation has a Committee on Independent Directors, comprised solely of Independent Directors, charged with the duty of making all nominations of Independent Directors, establishing Directors' compensation policies, retirement policies and fund ownership policies, reviewing Directors' affiliations and relationships annually, and periodically assessing and reviewing evaluations of the Board of Directors' effectiveness.

Attendance

      As noted above, the Directors conducted over 20 meetings in calendar year 1999 to deal with fund matters, including various committee meetings and special meetings of the Independent Directors. The full Board of Trustees of the Corporation met seven times, the Audit Committee met two times and the Committee on Independent Directors met one time during calendar year 1999. Each then current Director attended 100% of the total meetings of the full Board of Directors and each above-named committee on which he or she served as a regular member that were held during that period.

Honorary Directors

      Paul Bancroft III, Thomas J. Devine, William H. Gleysteen, Jr. and Robert
G. Stone, Jr. currently serve as Honorary Directors of the Corporation. Honorary Directors are invited to attend all Board meetings and to participate in Board discussions, but are not entitled to vote on any matter presented to the Board. Honorary Directors are appointed by the Board of Directors and will continue to serve in their present capacities following the Reorganization.

Officers

      The following persons are officers of the Corporation:

-------------------------------------------------------------------------------

                             Present Office with the
                              Corporation; Principal     Year First Became an
Name (Age)                  Occupation or Employment(1)  Officer(2)
----------                  ------------------------     -------------------
-------------------------------------------------------------------------------
Nicholas Bratt (51)          President; Managing         1985
                             Director of Scudder
                             Kemper

-------------------------------------------------------------------------------
Jan C. Faller (33)           Vice President; Vice        1999
                             President of Scudder
                             Kemper

------------------------------------------------------------------------------

--------------------------

(1) Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

(2) The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offices in accordance with the By-laws of the Corporation.

--------------------------------------------------------------------------------
Gerald J. Moran (60)        Vice President; Senior       1991
                            Vice President of Scudder
                            Kemper
-------------------------------------------------------------------------------
M. Isabel Saltzman (45)     Vice President; Managing     1995
                            Director of Scudder
                            Kemper

-------------------------------------------------------------------------------
Ann M. McCreary (43)        Vice President; Managing     1998
                            Director of Scudder
                            Kemper

-------------------------------------------------------------------------------
John Millette (38)          Vice President and           1999
                            Secretary; Assistant Vice
                            President of Scudder
                            Kemper

-------------------------------------------------------------------------------
John R. Hebble (41)         Treasurer; Senior Vice       1998
                            President of Scudder
                            Kemper

-------------------------------------------------------------------------------
Caroline Pearson (38)       Assistant Secretary;        1997
                            Senior Vice President of
                            Scudder Kemper;
                            Associate, Dechert Price
                            & Rhoads (law firm) 1989
                            to 1997

-------------------------------------------------------------------------------


Compensation of Directors and Officers

      The Corporation pays each Independent Director an annual Director's fee for each series of the Corporation plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of any series of the Corporation. Each Independent Director receives an annual Director's fee of $3,500 per fund. Each Independent Director also receives fees of $325 per fund for attending each Board meeting, Audit Committee meeting or other meeting held for the purpose of considering arrangements between the Corporation and Scudder Kemper, or any of its other affiliates. Each Independent Director also receives $100 per fund for all other committee meetings attended. The newly-constituted Board may determine to change its compensation structure.

      The Independent Directors are not entitled to benefits under any pension or retirement plan. It is currently anticipated that a one-time benefit will be provided to those Independent Directors who have volunteered to leave the board prior to their normal retirement date in order to facilitate the nomination of a consolidated board. The amount of such benefit has not been finally determined, but is expected to be based on a Director's years of service and remaining years to normal retirement. [Further detail to be provided when available.] [Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to bear one-half of the cost of any such benefit.]

      Scudder Kemper supervises the Corporation's investments, pays the compensation and certain expenses of its personnel who serve as Directors and officers of the Corporation and receives a management fee for its services. Several of the Corporation's officers and Directors are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Corporation makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Board and committee meetings.

      The following Compensation Table provides in tabular form the following data:

      Column (1) All Directors who receive compensation from the Corporation.

      Column (2) Aggregate compensation received by each Director of the Corporation during calendar year 1999.

      Column (3) Total compensation received by each Director from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 1999.

Compensation Table

--------------------------- --------------------- -----------------------
Directors                   Aggregate             Total Compensation
                            Compensation          from Fund Complex
                            (number of funds)     Paid to Director
--------------------------- --------------------- -----------------------
Sheryle J. Bolton           $38,000 (5 funds)     $179,860  (25 funds)
--------------------------- --------------------- -----------------------
William T. Burgin           $36,050 (5 funds)     $160,325  (33 funds)
--------------------------- --------------------- -----------------------
Keith R. Fox                $36,050 (5 funds)     $160,325  (33 funds)
--------------------------- --------------------- -----------------------
William H. Luers            $39,300 (5 funds)     $212,596  (36 funds)
--------------------------- --------------------- -----------------------
Joan E. Spero               $39,300 (5 funds)     $175,275  (33 funds)
--------------------------- --------------------- -----------------------
Paul Bancroft III,*         $31,500 (5 funds)     $159,991  (25 funds)
Honorary Director
--------------------------- --------------------- -----------------------
William H. Gleysteen, Jr.,  $     0 (5 funds)     $ 19,933  (14 funds)
Honorary Director
--------------------------- -----------------     -----------------------
Thomas J. Devine,           $     0 (5 funds)     $      0  (26 funds)
Honorary Director
--------------------------- -----------------     -----------------------
Robert G. Stone, Jr.,       $     0 (5 funds)     $  9,000  (27 funds)
Honorary Director
--------------------------- --------------------- -----------------------

* Prior to November 1, 1999, Mr. Bancroft served as a Director of the Corporation. As of November 1, 1999, Mr. Bancroft serves in the capacity of Honorary Director. The compensation in this table reflects any fees received by Mr. Bancroft in both capacities.

  The Board of Directors of Global/International Fund, Inc. recommends that the shareholders of Scudder International Bond Fund vote for each nominee.

                             PROPOSAL 2: APPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

I.    SYNOPSIS

      The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

Introduction

      The Board of the Corporation, including all of the Independent Directors, approved the Plan at a meeting held on February 7, 2000. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for the reclassification of the issued and outstanding shares of the Acquired Fund into Class S Shares and the abolition of the Acquired Fund as a series of the Corporation. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Class S Shares and will hold, immediately after the Reorganization, Class S Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund on the Valuation Date. In addition, the completion of the Reorganization will result in the acquisition by the Acquiring Fund of all of the assets and liabilities of the Acquired Fund. The Reorganization will be effected by an amendment to the Corporation's charter.

      Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Acquired Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as the ability to buy, exchange and sell shares without paying a sales commission, access to professional service representatives, and automatic dividend reinvestment. All services provided to shareholders of the Acquiring Fund are identical to those provided to shareholders of the Acquired Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

      The Reorganization is part of a broader restructuring program proposed by Scudder Kemper to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that they make available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds as well as increased confusion among investors. The group of no-load funds advised by Scudder Kemper has followed this pattern, increasing from 44 no-load funds in 1990 to 77 no-load funds at present.

      As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises. Scudder Kemper believes, and has advised the boards, that the consolidation of certain funds advised by it would benefit fund shareholders. Scudder Kemper has, therefore, proposed the consolidation of a number of no-load funds advised by it that Scudder Kemper believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the Scudder Funds and the funds offered through the AARP Investment Program (the "AARP Funds"), all of which are advised by Scudder Kemper. Consolidation plans are proposed for other funds that have not gathered enough assets to operate efficiently and, in turn, have relatively high expense ratios. Scudder Kemper believes that these consolidations may help to enhance investment performance of funds and increase efficiency of operations. The Reorganization is also expected to result in lower operating expenses for Acquired Fund shareholders, as described in "Comparison of Expenses" below.

      There are currently five different boards for the no-load funds advised by Scudder Kemper. Scudder Kemper believes, and has proposed to the boards, that creating a single board responsible for most of the no-load funds advised by Scudder Kemper would increase efficiency and benefit fund shareholders. (See Proposal 1 above.)

      As part of this restructuring effort, Scudder Kemper has also proposed the adoption of an administrative fee for most of the no-load funds advised by Scudder Kemper. Under this fee structure, in exchange for payment by the Acquiring Fund of an administrative fee, Scudder Kemper would agree to provide or pay for substantially all services that a fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and would transfer substantially all of the risk of increased costs to Scudder Kemper. Scudder Kemper has proposed that the Acquiring Fund implement such an administrative fee upon the Closing, as described in "Administrative Fee" below.

      The fund consolidations, the adoption of an administrative fee and the creation of a single Board are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

      Since receiving Scudder Kemper's proposals on October 5, 1999, the Independent Directors have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Directors have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "Board Approval of the Proposed Transaction" below.

      The Directors believe that the Reorganization will provide shareholders of the Acquired Fund with the following benefits:

o LOWER EXPENSES. If the Reorganization is approved, Acquired Fund shareholders may benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

o GREATER PREDICTABILITY OF EXPENSES. On or prior to Closing, the Acquiring Fund and Scudder Kemper will enter into an administrative services agreement pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund, and most Fund expenses, in return for payment by the Acquiring Fund of a single administrative fee rate. This agreement, which has an initial three year term, will protect the Acquiring Fund's shareholders from increases in the Acquiring Fund's expense ratio attributed to any increases in the costs of providing these services.

o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. Notwithstanding the Acquiring Fund's larger allocation to domestic fixed income issues, Scudder Kemper has advised the Directors that the Funds have compatible investment objectives and policies.

o INVESTMENT IN A LARGER FUND. Scudder Kemper has advised the Directors that the Acquired Fund's shareholders will benefit from an investment in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined fund, with the attendant ability to spread investment risks among a larger number of portfolio securities.

o TAX-FREE REORGANIZATION. Shareholders of the Acquired Fund will exchange their shares for shares of the Acquiring Fund of equal value. It is expected that the transaction will be tax-free for Acquired Fund shareholders.

      For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Directors, including the Independent Directors, have concluded that:

o the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

o the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

      Accordingly, the Directors recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Directors.

Investment Objectives, Policies and Restrictions of the Funds

      Although the investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund (and, consequently, the risks of investing in either Fund) are similar, there are differences between the Acquired Fund and the Acquiring Fund. The investment objective of the Acquiring Fund is to provide total return with an emphasis on current income. Capital appreciation is a secondary objective. The Acquired Fund's investment objective is income. As a secondary objective, the Acquired Fund seeks protection and possible enhancement of principal. There can be no assurance that either Fund will achieve its investment objective. Both Funds have the same portfolio managers and are managed in a substantially similar manner.

      Each Fund invests primarily in high grade bonds of issuers from around the world. The Acquired Fund invests principally in international bonds that are denominated in foreign currencies, including the European Currency Unit ("ECU"). The Acquiring Fund invests principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in U.S. dollars and foreign currencies, including the ECU. Generally, at least 65% of the Acquiring Fund's total assets will consist of high-grade debt securities.

      Each Fund may also invest up to 15% of its net assets in debt securities rated BBB and lower by Standard & Poor's Rating Service, or Baa and lower by Moody's Investor Services, Inc., or unrated securities considered to be of equivalent quality by the Investment Manager. Neither Fund will invest in debt securities rated B or lower. Although the Acquiring Fund invests at least 15% of its total assets in U.S. dollar-denominated securities, the Acquired Fund has no such policy.

      Each Fund also may invest in certain securities which the other Fund does not invest. The Acquiring Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, other debt securities convertible into stock, "when-issued" or "forward-delivery" securities, mortgaged-backed securities, asset-backed securities and collateralized mortgage obligations. The Acquired Fund may invest in illiquid securities, dollar rolls, indexed securities and zero coupon securities. In addition, the Acquired Fund may engage in strategic transactions. For temporary defensive purposes, the Acquiring Fund may invest without limit in U.S. debt securities, including short term money market securities, while the Acquired Fund may hold without limit cash or cash equivalents. Because neither Fund normally invests heavily in any of these types of instruments, these differences in investment policies should not have a significant impact on the performance of the Acquiring Fund relative to that of the Acquired Fund.

      The Acquiring Fund's investment restrictions are identical to the Acquired Fund's investment restrictions, as set forth in its Statement of Additional Information. Investment restrictions of each Fund which are fundamental policies may not be changed without the approval of Fund shareholders. Investors should refer to the respective Statements of Additional Information of the Acquiring Fund and the Acquired Fund for a fuller description of each Fund's investment policies and restrictions.

Portfolio Turnover

      The average annual portfolio turnover rate for the Acquiring Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended October 31, 1999 (i.e., prior to the creation of Class S Shares) was 148.5%. The average annual portfolio turnover rate for the Acquired Fund for the fiscal year ended October 31, 1999 was 193.7%. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance

      The following table compares the investment performance of each Fund, and may provide some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual return for the periods indicated compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.

                           Average Annual Total Return
                    For the Periods Ending December 31, 1999

--------------------------------------------------------------------------------
               Acquiring                   Acquiring Fund's   Acquired Fund's
               Fund+       Acquired Fund  Benchmark Index**   Benchmark Index***
               ---------   -------------  -----------------  -------------------
-------------------------------------------------------------------------------
Past year        (4.07%)       (5.43%)           (4.27%)              (5.07%)
-------------------------------------------------------------------------------
Past 5 years       3.58%         2.79%            6.42%                5.90%
-------------------------------------------------------------------------------
Past 10 years         N/A        6.83%             N/A                 8.60%
-------------------------------------------------------------------------------
Since
Inception          4.31%*          N/A            7.45%                 N/A
-------------------------------------------------------------------------------

+ Class S Shares were not offered during the periods covered. Performance shown is for shares of the Acquiring Fund existing during the periods covered.

* The inception date for the Acquiring Fund is March 1, 1991.

**The Acquiring Fund's benchmark index is the Salomon Brothers World Government Bond Index, an unmanaged index consisting of worldwide fixed-rate government bonds with remaining maturities greater than one year.

***The Acquired Fund's benchmark index is the Salomon Brothers Non-U.S. World Government Bond Index, an unmanaged index consisting of non-U.S. worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

      Total return for each Fund would have been lower during all periods if the Investment Manager had not maintained expenses.

      For management's discussion of the Acquiring Fund's performance for the fiscal year ended October 31, 1999 (prior to the creation of Class S Shares), see Exhibit B attached hereto.

Investment Manager; Fees and Expenses

      Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Fund's Directors. Shareholders pay no direct charges or fees for investment management or other services. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

      The Investment Manager receives a fee for its services pursuant to its investment management agreement with the Acquiring Fund. For these services, the Acquiring Fund pays the Investment Manager a fee at an annual rate of 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The fee is graduated so that increases in the Acquiring Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of October 31, 1999, the Acquiring Fund had total net assets of $84,963,743. For the fiscal year ended October 31, 1999, the Acquiring Fund paid the Investment Manager a fee of 0.50% of average daily net assets. By contract, the Acquiring Fund's total annual Fund operating expenses were maintained at 1.00% of average daily net assets until February 28, 1999 and are maintained at 1.25% of average daily net assets until February 28, 2001.

      The Investment Manager receives a fee pursuant to the investment management agreement as compensation for its services on behalf of the Acquired Fund. For these services, the Acquired Fund pays the Investment Manager a fee at an annual rate of 0.85% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion. The fee is graduated so that increases in the Acquired Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of October 31, 1999, the Acquired Fund had total net assets of $115,469,497. For the fiscal year ended October 31, 1999, the Acquired Fund paid the Investment Manager a fee of 0.69% of average daily net assets. By contract, the Acquired Fund's total annual Fund operating expenses are maintained at 1.50% of average daily net assets until February 28, 2001.

Administrative Fee

      On or prior to the Closing, the Acquiring Fund will have entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Acquiring Fund of an administrative services fee (the "Administrative Fee") of 0.375% of average daily net assets. One effect of this arrangement is to make the Acquiring Fund's future expense ratio more predictable. The details of the proposal (including expenses that are not covered) are set out below.

      Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Acquiring Fund pursuant to separate agreements with the Fund, subject to oversight and approval by the Directors. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Acquiring Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Acquiring Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman & Co. holds the portfolio securities of the Acquiring Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Acquiring Fund and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for the Acquiring Fund. In addition to the fees it pays under its current investment management agreement with Scudder Kemper, the Acquiring Fund pays the fees and expenses associated with these service arrangements, as well as the Acquiring Fund's insurance, registration, printing, postage and other costs.

      Once the Administration Agreement becomes effective, each Service Provider will continue to provide the services that it currently provides to the Acquiring Fund, as described above, under the current arrangements, except that Scudder Kemper will pay these entities for the provision of their services to the Acquiring Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Acquiring Fund will pay Scudder Kemper the Administrative Fee.

      The proposed Administration Agreement will have an initial term of three years, subject to earlier termination by the Directors. The fee payable by the Acquiring Fund to Scudder Kemper pursuant to the Administration Agreement would be reduced by the amount of any credit received from the Acquiring Fund's custodian for cash balances.

      Certain expenses of the Acquiring Fund would not be borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, the Acquiring Fund would continue to pay the fees required by its investment management agreement with Scudder Kemper.

Comparison of Expenses

      The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Acquiring Fund, and comparing these with the expenses of the Acquired Fund. As indicated in the tables below, it is expected that the total expense ratio of the Acquiring Fund following the Reorganization will be substantially lower than the current total expense ratio of the Acquired Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended October 31, 1999 and on a pro forma basis as of such date and for the period then ended, giving effect to the Reorganization.

                        Shareholder Transaction Expenses

------------------------------------------------------------------------------
                                                              Pro Forma
                            Acquiring Fund   Acquired Fund    (Combined)
------------------------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
------------------------------------------------------------------------------
percentage
of offering price)                None            None             Non

------------------------------------------------------------------------------
Maximum deferred sales
charge (load) (as a
percentage of purchase
price or redemption
proceeds)                         None            None             None

------------------------------------------------------------------------------
Maximum deferred sales
charge (load) imposed on
reinvested dividends              None            None             None

------------------------------------------------------------------------------
Redemption fee (as a
percentage of amount
redeemed, if applicable)+         None            None             None

------------------------------------------------------------------------------

                   Annual Fund Operating Expenses (Unaudited)

------------------------------------------------------------------------------

                                                             Pro Forma**
                            Acquiring Fund Acquired Fund      (Combined)
-----------------------------------------------------------------------------
Management fees                 0.75%           0.82%           0.75%
-----------------------------------------------------------------------------
Distribution and/or
service
(12b-1) fees                     None            None           None

-----------------------------------------------------------------------------
Other expenses                  0.66%           0.81%           0.38%

-----------------------------------------------------------------------------
Total annual Fund
operating expenses              1.41%           1.63%           1.13%

-----------------------------------------------------------------------------
Expense reimbursement           0.16%           0.13%           N/A

-----------------------------------------------------------------------------
Net annual Fund operating
expenses                        1.25%*          1.50%#          N/A

-----------------------------------------------------------------------------

+ There is a $5 wire service fee for receiving redemption proceeds via wire.

* By contract, the Acquiring Fund's total annual Fund operating expenses were maintained at 1.00% until February 1, 1999 and are maintained at 1.25% until February 28, 2001. Annual Fund operating expenses in the table above have been restated to reflect the Acquiring Fund's net annual Fund operating expenses at 1.25% of average daily net assets. There is no guarantee that these expense waivers will continue beyond February 28, 2001.

# By contract, the Acquired Fund's total annual Fund operating expenses will be maintained at 1.50% until February 28, 2001. There is no guarantee that this expense waiver will continue beyond February 28, 2001.

** Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

     In evaluating the Proposals, the Independent Directors focused their consideration on the Acquiring Fund's and the Acquired Funds's estimated expense ratios calculated utilizing Fund net assets at December 31, 1999 (rather than average daily net assets for a full year, as used in the table above), the number of shareholder accounts at that date, and other relevant factors. This calculation resulted in an estimated expense ratio (without reflecting any expense reimbursements) of 1.41% for the Acquiring Fund and 1.61% for the Acquired Fund.

                              Examples (Unaudited)

      Based on the costs above (including one year of capped expenses in each period included in the Acquiring Fund and Acquired Fund columns), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------

                                                   Pro Forma
Year          Acquiring Fund   Acquired Fund     (Combined)**
----          --------------   -------------
------------------------------------------------------------------
1st              $  127          $  153              $  115

------------------------------------------------------------------
3rd              $  431          $  502              $  359

------------------------------------------------------------------
5th              $  756          $  874              $  622

------------------------------------------------------------------
10th             $1,677          $1,922              $1,375

------------------------------------------------------------------

** Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

Financial Highlights

      The financial highlights table for the Acquiring Fund prior to the creation of Class S Shares, which is intended to help you understand the Acquiring Fund's financial performance for the past five years, is included in the Acquiring Fund's prospectus dated March 1, 2000, which is included herewith and incorporated herein by reference.

Distribution of Shares

      Scudder Investor Services, Inc. ("SIS"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of each Fund. SIS charges no direct fees in connection with the distribution of shares of the Funds. Following the Reorganization, Class S Shares shareholders will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

Purchase, Redemption and Exchange Information

      The purchase, redemption and exchange procedures and privileges of the Acquired Fund are identical to those of the Class S Shares. The shareholder service features of the Class S Shares are identical to those of the Acquired Fund.

Dividends and other Distributions

      Each of the Funds intends to distribute dividends from its net investment income monthly. Each of the Funds intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, annually. An additional distribution may be made by each of the Funds at a later date, if necessary. Dividends and distributions of each Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

      If the Plan is approved by the Acquired Fund's shareholders, the Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

      As a condition to the Reorganization, the Acquiring Fund and the Acquired Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Consequences."

II.   PRINCIPAL RISK FACTORS

      Because of their similar investment objectives, policies and strategies, the principal risks presented by the Acquiring Fund are similar to those presented by the Acquired Fund. The main risks applicable to each Fund include, among others, risk associated with interest rates, market risk, foreign currency risk and risk associated with foreign investments. In addition, the Acquiring Fund presents the risk associated with being non-diversified. As with most bond funds, the most significant factor affecting each Fund's performance is interest rates. When interest rates rise, the price of bonds (and bond mutual funds) typically falls in proportion to their duration. It is also possible that bonds in each Fund's portfolio could be downgraded in credit ratings or go into default. Market risk refers to the fact that the market value of an investment can fluctuate based on the performance of the issuer, investor perception and general economic or financial market movements. Foreign investments tend to be more volatile than their U.S. counterparts, for various reasons including political and economic uncertainties and difficulty in obtaining accurate information. Foreign currency risk refers to the effect currency exchange rates have on the dollar value of a security. In addition, since the Acquiring Fund is non-diversified, its investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding. The Acquiring Fund will present less foreign investment and foreign currency risk than the Acquired Fund; however, if the U.S. dollar and/or U.S. securities underperform foreign currencies and/or foreign securities, the Acquiring Fund's performance will be hurt more.

      For a further discussion of the investment techniques and risk factors applicable to the Acquired Fund and the Acquiring Fund, see the "Investment Objectives, Policies and Restrictions of the Funds" herein, and the Prospectuses and Statements of Additional Information for the Funds, which are incorporated by reference herein.

III.  THE PROPOSED TRANSACTION

 Description of the Plan

      As stated above, the Plan provides for the reclassification of the issued and outstanding shares of the Acquired Fund into Class S Shares and the abolition of the Acquired Fund as a series of the Corporation. As a result of the Reorganization, all of the assets and liabilities of the Acquired Fund would become the assets and liabilities of the Acquiring Fund.

      Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional Class S Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund as of the close of business on the Valuation Date. Such shares will be held in an account with the Corporation identical in all material respects to the account currently maintained by the Corporation for such shareholder. In the interest of economy and convenience, Class S Shares issued to the Acquired Fund's shareholders will be in uncertificated form.

      Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's transfer agent of a redemption request in proper form. Redemption requests received by the transfer agent after the Closing will be treated as requests received for the redemption of Class S Shares received by the shareholder in connection with the Reorganization.

      The obligations of the Corporation on behalf of each of the Acquired Fund and the Acquiring Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Directors of the Corporation, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

      Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $28,384 for the Acquiring Fund and $98,616 for the Acquired Fund (approximately $0.0033 and $0.0090 per share, respectively, based on December 31, 1999 net assets for each Fund).

Board Approval of the Proposed Transaction

      Scudder Kemper first proposed the Reorganization to the Independent Directors of the Acquired Fund at a meeting held on October 5, 1999. The Reorganization was presented to the Directors and considered by them as part of a broader initiative by Scudder Kemper to restructure many of the mutual funds advised by it that are currently offered to retail investors (see "Synopsis - Background of the Reorganization"). This initiative includes four major components:

      (i) The combination of funds with similar investment objectives and policies, including in particular the combination of the AARP Funds with similar Scudder Funds currently offered to the general public;

      (ii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

      (iii) The implementation of an administration agreement for each fund, covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

      (iv) The consolidation of the separate boards currently responsible for overseeing several groups of no-load funds managed by Scudder Kemper into a single board.

      The Independent Directors of the Acquired Fund reviewed the potential implications of these proposals for the Acquired Fund as well as the various other funds for which they serve as directors or trustees. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the October 5 meeting, the Independent Directors met in person or by telephone on seven occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. On a number of occasions, these meetings included representatives of the independent directors or trustees of other funds affected by these proposals. In the course of their review, the Independent Directors requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

      Following the conclusion of this process, the Independent Directors of the Acquired Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

      On February 7, 2000, the Board of the Acquired Fund, including the Independent Directors of the Acquired Fund, approved the terms of the Reorganization and certain related proposals. At the February 7, 2000 meeting, the Independent Directors also agreed to recommend that the Reorganization be approved by the Acquired Fund's shareholders.

      In determining to recommend that the shareholders of the Acquired Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Acquired Fund and the estimated operating expenses of the Acquiring Fund, and between the estimated operating expenses of the Acquiring Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Acquired Fund's and the Acquiring Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to the Acquiring Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Acquired Fund and the Acquiring Fund; (f) the costs to be borne by the Acquired Fund, the Acquiring Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for the Acquiring Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Acquired Fund, the Acquiring Fund and their respective shareholders; and (i) the investment performance of the Acquired Fund and the Acquiring Fund.

      The Directors also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Directors concluded that these economies were appropriately reflected in the fee and expense arrangements of the Acquiring Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Directors considered the benefits to shareholders resulting from locking in the rate of the Acquiring Fund's Administrative Fee for an initial three-year period. Because the Acquiring Fund will pay only its stated Administrative Fee rate for such services and expenses regardless of changes in actual costs, the Acquiring Fund's shareholders will be protected from increases in the Acquiring Fund's expense ratio attributable to increases in such actual costs. The Board also considered the protection this would afford shareholders if the Acquiring Fund's net assets declined as a result of market fluctuations or net redemptions.

      The Directors also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Acquired Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is substantially lower than the current expense ratio for the Acquired Fund. The Board also considered that the Reorganization would permit the shareholders of the Acquired Fund to pursue substantially similar investment goals in a larger fund. In this regard, Scudder Kemper advised the Directors of the Acquired Fund that the Acquired Fund's shareholders will benefit from being in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined Fund, with the ability to spread investment risks among a larger number of portfolio securities.

      Finally, the Directors concluded that the shareholders of the Acquired Fund would be better served by having their interests represented by a single board of directors with responsibility for overseeing substantially all of the funds to be marketed as a "family of funds" through Scudder's no-load distribution channels. Accordingly, the Directors agreed to recommend the election of a new consolidated board comprised of representatives of each of the various boards currently serving as Directors of these funds.

      Based on all of the foregoing, the Board concluded that the Acquired Fund's participation in the Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund's shareholders. The Board of Directors, including the Independent Directors, recommends that shareholders of the Acquired Fund approve the Reorganization.

Description of the Securities to be Issued

      The Acquiring Fund is a series of the Corporation, a corporation organized under the laws of the state of Maryland on May 15, 1986. The Corporation's authorized capital consists of 800 million shares of capital stock, par value $0.01 per share, 300 million shares of which are allocated to the Acquiring Fund. The Directors of the Corporation are authorized to divide the Corporation's shares into separate series. The Acquiring Fund is one of five series of the Corporation that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The Trustees of the Acquiring Trust have authorized the division of the Acquiring Fund into two classes, Class S Shares and AARP Shares. It is anticipated that this division will occur prior to the Closing and that shares of the Acquiring Fund existing at that time will be redesignated as Class S Shares of the Acquiring Fund. If Class S Shares are not created prior to the Closing, then the Reorganization will not be consummated. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      Each share of each class of the Acquiring Fund represents an interest in the Acquiring Fund that is equal to and proportionate with each other share of that class of the Acquiring Fund. Acquiring Fund shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote. The Corporation is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment management contract, among other reasons. In the event that shareholders of the Corporation wish to communicate with other shareholders concerning the removal of any Director, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

      In the areas of shareholder voting and the powers and conduct of the Directors, there are no material differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

Federal Income Tax Consequences

      The Reorganization is conditioned upon the receipt by the Corporation, on behalf of the Acquired Fund and the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:
(i) the reclassification of all the issued shares of the Acquired Fund into Class S Shares and the combination of the assets and liabilities of the Acquired Fund with the assets and liabilities of the Acquiring Fund, as described in the Plan, and the abolition of the Acquired Fund as a series of the Corporation, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund as a result of such transactions or upon the distribution of the Class S Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer;
(iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the Class S Shares solely upon the reclassification of their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Class S Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Class S Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund.

      After the Closing, the Acquiring Fund may dispose of certain securities received by it from the Acquired Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

      While the Corporation is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Capitalization

      The following table shows on an unaudited basis the capitalization of each Fund as of October 31, 1999 (i.e., prior to the creation of Class S Shares), and on a pro forma basis as of that date giving effect to the Reorganization:

--------------------------------------------------------------------------------
                                                    Pro Forma     Pro Forma
                    Acquiring Fund  Acquired Fund  Adjustments   Combined(1)
                    --------------  -------------  -----------   ----------
----------------------------------------------------------------------------
Net Assets             $84,963,743  $115,469,497 ($127,000)(3)  $200,306,240(2)
----------------------------------------------------------------------------
Net  Asset  Value
Per Share                    $9.34         $9.96     --                $9.34
----------------------------------------------------------------------------
Shares Outstanding       9,093,351    11,597,052     755,291      21,445,694
----------------------------------------------------------------------------

(1) Assumes the Reorganization had been consummated on October 31, 1999, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of the Administrative Fee.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $28,384 and $98,616 to be borne by the Acquiring Fund and the Acquired Fund, respectively.

      The Board of Directors of Global/International Fund, Inc. recommends that the shareholders of Scudder International Bond Fund
                        vote in favor of this Proposal 2.

             PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION
                           OF INDEPENDENT ACCOUNTANTS

      The Board of the Corporation, including a majority of the Independent Directors, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Acquired Fund for the Acquired Fund's current fiscal year. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

  The Board of Directors of Global/International Fund, Inc. recommends that the shareholders of Scudder International Bond Fund
                        vote in favor of this Proposal 3.

                           IV. ADDITIONAL INFORMATION

Information about the Funds

      Additional information about the Corporation, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-225-2470.

      The Corporation is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about each of the Funds with the Securities and Exchange Commission. Such reports, proxy material and other information filed by the Corporation can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the Statements of Additional Information for the Corporation, materials that are incorporated by reference into the prospectuses and Statements of Additional Information, and other information about the Corporation and the Funds.

Interests of Certain Persons

      The Investment Manager has a financial interest in the Reorganization, arising from the fact that its fee under its investment management agreement with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases. The amount of those assets will increase by virtue of the Reorganization. See "Synopsis - Fees and Expenses."

General

      Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Corporation, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

      This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about April 18, 2000 or as soon as practicable thereafter. Any

Acquired Fund shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Acquired Fund, c/o Scudder Kemper Investments, Inc., at the address for the Acquired Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

      The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of the Corporation (for a corporation-wide vote) or the Acquired Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Corporation's (for a corporation-wide vote) or the Acquired Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

      Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the Corporation voting at the Meeting. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Acquired Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 1 and will have the effect of a "no" vote on Proposals 2 and 3.

      Holders of record of the shares of the Acquired Fund at the close of business on April 17, 2000 (the "Record Date") will be entitled to one vote per share on all business of the Meeting. As of [date], there were ____________ shares of the Acquired Fund outstanding.

      As of [date], the officers and Directors of the Corporation as a group owned beneficially [less than 1%][___%] of the outstanding shares of the Acquiring Fund. [Appendix 2 hereto sets forth the beneficial owners of at least 5% of each Fund's shares.] To the best of the Corporation's knowledge, as of _______________, no person owned beneficially more than 5% of either Fund's outstanding shares[, except as stated on Appendix 2.]

      Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $11,800. As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Directors believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

      In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at 1-800-603-1915. Any proxy given by a shareholder is revocable until voted at the Meeting.

      Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

      Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Corporation, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

      Other Matters to Come Before the Meeting. No Director is aware of any matters that will be presented for action at the Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders properly come before the Meeting, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Corporation and/or the Acquired Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,


[signature]
John Millette
Secretary

                                  INDEX OF EXHIBITS

EXHIBIT A:    AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT B:    MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUND'S PERFORMANCE FOR
              ITS MOST RECENT FISCAL YEAR.

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ________ day of __________________, 2000, by and between
Global/International Fund, Inc. (the "Corporation"), a Maryland corporation with its principal place of business at 345 Park Avenue, New York, NY 10154, on behalf of each of Scudder Global Bond Fund (the "Acquiring Fund") and Scudder International Bond Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"). Each of the Acquiring Fund and the Acquired Fund is a separate series of the Corporation.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of the Class S Shares of common stock ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1.

      1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

      1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.    VALUATION

      2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Corporation's Charter, as amended, and then-current prospectus or statement of additional information.

      2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

      2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

      2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing of the transactions contemplated by this Agreement shall be September 25, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m.., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

      3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

      3.3. Brown Brothers Harriman & Co. ("Brown Brothers"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Brown Brothers, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.4. Scudder Service Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

      3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Corporation is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result, in violation of Maryland law or of the Corporation's Charter, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended October 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

      (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

      (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

      (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Corporation, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

      (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

      4.2. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

      (a) The Corporation is a business trust duly organized and validly existing under the laws of the State of Maryland with power under the Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result, in violation of Maryland law or of the Corporation's Charter, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since October 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

      (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

      (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Corporation and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

      (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include
(i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and
(b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

      5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

      5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than July 13, 2000.

      5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

      5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

      5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

      5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and
(ii) assume the liabilities from the Acquired Fund.

      5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Corporation, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

      6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, with respect to the Acquiring Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

      6.3. The Acquired Fund shall have received on the Closing Date an opinion of Ober,Kaler,Grimes & Shriver in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

      (a) The Corporation has been duly formed and is an existing corporation;
(b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Corporation's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

      6.5 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") in a form reasonably satisfactory to the Acquired Fund.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      7.1. All representations and warranties of the Corporation, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

      7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

      7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

      7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Ober,Kaler,Grimes & Shriver in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) The Corporation has been duly formed and is an existing corporation;
(b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Corporation's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Corporation, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

      7.6 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Corporation's Charter, as amended, and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to the Corporation, in a form reasonably satisfactory to each party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the Acquiring Fund shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Corporation and Corporation. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.    INDEMNIFICATION

      9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.   FEES AND EXPENSES

      10.1. The Acquiring Fund, and the Acquired Fund represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

      10.2. Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $28,384 for the Acquiring Fund and $98,616 for the Acquired Fund (approximately $0.0033 and $0.0090 per share, respectively, based on December 31, 1999 net assets for each Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. The Acquired Fund shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.   TERMINATION

      12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 25, 2000, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 345 Park Avenue, New York, NY 10154, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Sheldon A. Jones, Esq., or to the Acquiring Fund, 345 Park Avenue, New York, NY 10154, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Sheldon A. Jones, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.   HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

      15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                             GLOBAL/INTERNATIONAL FUND, INC.
                                    on behalf of Scudder International Bond Fund
-------------------------
Secretary
                                    --------------------------------
                                    By:_____________________________
                                    Its:____________________________


Attest:                             GLOBAL/INTERNATIONAL FUND, INC.
                                    on behalf of Scudder Global Bond Fund
-------------------------
Secretary
                                    --------------------------------
                                    By:_____________________________
                                    Its:____________________________

AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

-------------------------------
By:____________________________
Its:___________________________

EXHIBIT B

Scudder Global Bond Fund
Annual Report

October 31, 1999

--------------------------------------------------------------------------------

Portfolio Management Discussion

--------------------------------------------------------------------------------
                                                                October 31, 1999

In the following interview, lead portfolio manager Jan Faller and portfolio manager Jeremy Ragus discuss Scudder Global Bond Fund's strategy and the market environment for the 12-month period ended October 31, 1999.

Q: How did the fund perform over the past year?

A: The Scudder Global Bond Fund had a return of -0.99%, outperforming the -2.46% return for the Salomon Brothers World Government Bond Index. The index is an unmanaged and unhedged benchmark containing the government bonds of 18 high credit quality countries. The fund's return also compared favorably with its competitors as it ranked in the second quartile of its Lipper peer group.

The positive relative performance for the fund can broadly be attributed to three factors: the use of currency hedging, selective exposure to emerging markets, and country allocation.

Q: How would you characterize market conditions during this period?

A: Market conditions changed dramatically over the past 12 months. In October, 1998, investors still had a very low appetite for risk and there was substantial nervousness in response to Russia's default and the significant sell-off in emerging markets. In the United States, the corporate bond market sold off in sympathy which widened credit spreads. The Federal Reserve Board (the Fed) lowered short-term interest rates by 75 basis points (0.75%), essentially injecting liquidity into unstable global financial markets.

The market's appetite for risk gradually returned as we began 1999, thanks to Fed policy. The first evidence of this was reflected in the lack of a negative reaction to Brazil's devaluation of its currency, the real, early in the year. As the year progressed, U.S. equity markets rallied, which proved to be bullish both for emerging markets and U.S. corporate debt. Economic growth remained strong in the

United States and improved in every other major region around the globe.

The positive economic growth picture, combined with increasing risk tolerance among market participants, led nearly all central banks to change their stances since mid-1999. The Fed raised short-term rates by 50 basis points (0.50%), taking back 50 of the 75 basis points it gave last year, while news of renewed growth led the market to expect a rate hike by the European Central Bank, reversing its easing of 50 basis points in the first quarter of this year. The only major central bank which has maintained an accommodative monetary policy is the Bank of Japan (BOJ). Although the Japanese economy appears to have stabilized, the economic recovery has not firmed enough for the BOJ to change its zero interest-rate policy.

Q: What were some of the key factors affecting performance?

A: As mentioned earlier, the key factors affecting performance were the currency hedges, exposure to emerging markets, and country weightings. The Salomon Brothers World Government Bond Index was down 2.46% in unhedged terms, but in hedged terms it actually was up by 1.33%. Clearly, hedging helped performance over the past 12 months. The fund maintained partial hedges both on the Euro and on the Yen, which benefited overall return. Much of the dollar's strength is attributable to the strong performance of the U.S. equity market; demand from foreign buyers helped the U.S. dollar to rally. Meanwhile the Euro fell significantly after its introduction at the beginning of 1999, due to the combination of anemic growth in major Euro-bloc countries and low interest rates in the region. However, the strength of the U.S. dollar against the Yen and the Euro has waned somewhat in the past several months as a result of the deterioration of the U.S.-Japan trade balance, a rally in Japanese equities, and renewed economic growth in the Euro-bloc.

emerging markets significantly outperformed developed markets over the past year. The return on the J.P. Morgan emerging markets Bond Index Plus was almost 20% for the past 12 months. This performance is an indication of the degree to which an appetite for risk has returned to the market, as well as how the general improvement in economic growth has bolstered emerging markets. The fund has had a tactical exposure to emerging markets for most of 1999 and clearly benefited from this allocation. It is important to note that all emerging market debt we hold is sovereign debt.

Country allocation also contributed to performance. Our relative positions in the United States versus peripheral dollar bloc countries -- New Zealand, Australia, and Canada -- had a positive impact on the fund. Early in the year, the fund was neutral to the dollar-bloc, overweight New Zealand, Australia, and Canada, but underweight the United States. We had forecast that the peripheral countries would outperform relative to the United States because they were not as far along in their business cycle. As the year progressed, we shifted out of the peripheral countries into the United States as growth began to accelerate significantly in the peripheral countries. Our underweighting in Japanese government bonds (JGBs) did not help the fund's performance. We did not favor JGBs as yields are the lowest in the index by a significant margin, making the country unattractive. While bond yields are rising in other developed countries, JGB yields remain unchanged due to the fragility of the economy in Japan. Thus, Japan has been the best performing country relative to others in the Salomon Brothers index.

Q: How has renewed global growth, along with rising prices for such commodities as oil and gold, affected your strategy?

A: Renewed global economic growth has made us more cautious about the impact of major central bank policy on developed bond markets, and has prompted us to be more favorable toward emerging markets. We are investing in countries where the markets have already priced in rate hikes to avoid an aggressive sell-off resulting from a central bank tightening. For this reason, we like countries whose central banks are being very preemptive in raising rates, such as the United States and the United Kingdom. We have also begun to favor U.S. Treasuries as we expect growth rates in other developed countries to begin to approach those of the United States, which could lead to rising yields relative to the United States.

Meanwhile, climbing commodity prices induce us to increase our exposure to emerging market countries which benefit from rising raw material prices. Furthermore, global growth in general benefits equity markets, and emerging market returns are positively correlated with equity returns. The renewal of global growth, therefore, could also continue to benefit emerging markets.

Q: The European Monetary Union (EMU) has been in existence for almost a year. What effect has the EMU had on European bonds?

A: The EMU remains young, thus we are closely watching developments in that market to monitor how various factors might affect relative performance. As anticipated, government bond returns among EMU countries are highly correlated, apart from a few isolated incidents that prompted brief nervousness about the EMU's stability. An unknown issue is how differing rates of inflation among the member countries will influence their bond returns.

Also as anticipated, corporate issuance has increased significantly in Euro-denominated bonds. Growing deal size improves the liquidity of bonds in the Euro-corporate market. Nevertheless, broad diversification of corporate holdings is somewhat difficult as the predominant issuers remain in the finance and utility industries. We anticipate the ability to diversify will improve as the market matures.

Q: What percentage of the portfolio consists of emerging-market bonds, and what impact have they had on the fund?

A: Emerging-market exposure has varied from zero to 9% over the past year. We view the position as tactical rather than strategic, so we reduce the weight whenever we believe emerging markets represent too much risk for the portfolio. Another way we control the risk associated with emerging markets debt is to concentrate our holdings on the highest quality, lower volatility countries such as Mexico, Panama, and Argentina. As already noted, emerging markets have performed exceptionally well over the past 12 months, so the impact of these holdings on the fund has been quite positive.

Q: How significant was the fund's U.S. exposure?

A: The fund's U.S. exposure evolved from being underweight early in the period to being overweight late in the period. This reflected a change in our forecast for higher relative returns for the United States versus other dollar-bloc countries. As far as the dollar-bloc as a whole, we tended to be neutral or slightly overweight. Two competing tensions brought us to this position. The yield of the dollar-bloc countries is the highest of all the countries in the index. This made the dollar bloc attractive. Conversely, every piece of growth news out of the United States seemed to make yields rise even further, which was evidence of a weak technical environment. Thus, we have remained fairly close to the benchmark weight in an effort to benefit from the higher yield while protecting ourselves from any additional sell-off.

Q: Can you discuss some investments that did not fare well?

A: The two investments that have not worked well for the fund were the underweight position in JGBs, and the decreased currency hedge of Euro against U.S. dollars. As mentioned earlier, JGBs have the lowest yield in the index, and we had forecast that the yields would rise in nearly any economic scenario that played out in Japan. If evidence of growth had materialized, yields were expected to rise as a result of inflation fears. Conversely, continued weakness would lead to a fiscal stimulus package that would increase the supply of JGBs, making yields rise and hurting returns. However, the Japanese economy has simply muddled through, not weak enough for significant stimulus packages -- though a moderate spending package is currently in discussion -- but not strong enough to generate inflation fears. Thus, JGBs have performed better than the government bonds of other countries in the index, which have sold off as global growth has begun to pick up.

Recent reductions in our currency hedge on the Euro have also not helped the fund's performance. In the first six months of its existence, the Euro fell by over 10%, nearly reaching parity with the dollar. At that point we forecast that it would turn around and appreciate for two reasons. First, we believed that it was being overly punished for seemingly inconsistent and unclear communication by the European Central Bank, a situation that has improved markedly over the past few months. Second, economic growth in the Euro-bloc clearly began to turn up during the summer, and currency returns are positively correlated with economic strength.

As the Euro stabilized and technicals suggested that it could rally, we began to reduce our hedge on the currency. Over the past several weeks, the Euro has again weakened and languishes within a few percent of its lows. The sell-off has been attributable to the strength in the U.S. asset markets that have helped to sustain a buoyant U.S. dollar.

Q: What is your strategy going forward?

A: We continue to expect the Euro to strengthen relative to the dollar. We are maintaining our current hedge ratios while waiting for technical factors to indicate that the Euro is going to strengthen further.

In Japan, although we expect higher yields in the long-term, we are considering increasing our exposure to JGBs. The market dynamics described above should continue to hold for the medium term, leading us to believe that yields should remain stable in Japan. We therefore would like to be closer to the benchmark weight until further evidence of the solid economic recovery is apparent.

We are also considering an increase in our tactical weight to emerging markets debt. As noted earlier, the increase in global growth and stabilizing commodity prices are both positive for the emerging markets outlook. Furthermore, volatility levels have decreased dramatically over the past year, making the risk profile of emerging markets more attractive.

Finally, we continue to monitor the relative growth of the United States compared to other regions. As other economies begin to approach the U.S. growth rate, and if the Fed rate hikes begin to slow the U.S. economy, Treasuries should become more attractive.

Performance Update

--------------------------------------------------------------------------------
                                                                October 31, 1999

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

CHART DATA:

                                  Salomon Brothers
                                  Currency-Hedged
                                  World Government        Salomon Brothers
               Scudder Global        Bond Index           World Government
                  Bond Fund         (1-3 years)**            Bond Index*
     3/91***        10000             10000                  10000
      '91           10653             10970                  10075
      '92           11487             12493                  10896
      '93           12307             13992                  11702
      '94           12277             14499                  12058
      '95           12944             16704                  12748
      '96           13458             17601                  13625
      '97           13546             18061
      '98           14753             20326
      '99           14607             19827


                         Yearly periods ended October 31

--------------------------------------------------------------------------------
Fund Index Comparison

--------------------------------------------------------------------------------

                                                           Total Return
                              Growth of                                  Average
Period ended 10/31/1999        $10,000            Cumulative             Annual
--------------------------------------------------------------------------------
Scudder Global Bond Fund
--------------------------------------------------------------------------------
1 year                        $  9,901               -0.99%              -0.99%
--------------------------------------------------------------------------------
5 year                        $ 11,898               18.98%               3.54%
--------------------------------------------------------------------------------
Life of Fund***               $ 14,623               46.23%               4.48%
--------------------------------------------------------------------------------
Salomon Brothers World Government Bond Index*
--------------------------------------------------------------------------------
1 year                        $  9,754               -2.46%              -2.46%
--------------------------------------------------------------------------------
5 year                        $ 13,675               36.75%               6.46%
--------------------------------------------------------------------------------
Life of Fund***               $ 19,827               98.27%               8.29%
--------------------------------------------------------------------------------


* The unmanaged Salomon Brothers World Govenment Bond Index consists of worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** On December 27, 1995, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Since adopting its current objectives, the cumulative return is 11.21%. Prior to December 27, 1995, the Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) was used as a comparative index.

*** The Fund commenced operation on March 1, 1991. Index comparisons begin March 31, 1991.

                                   APPENDIX 1

FUND SHARES OWNED BY NOMINEES AND DIRECTORS

         Many of the Nominees and Directors own shares of the series of the Corporation and of other funds in the Scudder Family of Funds and AARP Funds, allocating their investments among such funds based on their individual investment needs. The following table sets forth, for the Corporation's President and each Nominee and Director, the number of shares owned in each series of the Corporation as of January 31, 2000. The information as to beneficial ownership is based on statements furnished to the Corporation by its President and each Nominee and Director. Unless otherwise noted, beneficial ownership is based on sole voting and investment power. [Each Nominee's and Director's individual shareholdings of any series of the Corporation constitute less than 1% of the shares outstanding of such fund.] [As a group, the Directors and officers own less than 1% of the shares of any series of the Corporation.]


---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
                             SCUDDER EMERGING                                                         SCUDDER
                              MARKETS INCOME  GLOBAL DISCOVERY  SCUDDER GLOBAL   SCUDDER GLOBAL     INTERNATIONAL
                                   FUND             FUND            FUND          BOND FUND          BOND FUND
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Henry P. Becton, Jr.(1)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Sheryle J. Bolton(2)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Nicholas Bratt(3)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
William T. Burgin(4)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Linda C. Coughlin(5)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Dawn-Marie Driscoll(6)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Edgar R. Fiedler(7)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Keith R. Fox(8)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
William H. Luers(9)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Kathryn L. Quirk(10)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Joan Edelman Spero(11)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Jean Gleason Stromberg(12)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Jean C. Tempel(13)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
Steven Zaleznick(14)
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
[All Directors and
Officers as a Group]
---------------------------- ---------------- ---------------- ---------------- ----------------- ----------------



(1) As of January 31, 2000, Mr. Becton's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(2) As of January 31, 2000, Ms. Bolton's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(3) As of January 31, 2000, Mr. Bratt's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(4) As of January 31, 2000, Mr. Burgin's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(5) As of January 31, 2000, Ms. Coughlin's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(6) As of January 31, 2000, Ms. Driscoll's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(7) As of January 31, 2000, Mr. Fiedler's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(8) As of January 31, 2000, Mr. Fox's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(9) As of January 31, 2000, Mr. Luers's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(10) As of January 31, 2000, Ms. Quirk's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(11) As of January 31, 2000, Ms. Spero's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(12) As of January 31, 2000, Ms. Stromberg's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(13) As of January 31, 2000, Ms. Tempel's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(14) As of January 31, 2000, Mr. Zaleznick's total aggregate holdings in each series of the Corporation listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

                                   APPENDIX 2

                       Beneficial Ownership of Fund Shares

This proxy statement/prospectus is accompanied by the Acquiring Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on February 28, 2000 (File No. 33-05724) and is incorporated by reference herein.

                                     PART B

                         GLOBAL/INTERNATIONAL FUND, INC.

------------------------------------------------------------------------------
                       Statement of Additional Information
                                     [date]

------------------------------------------------------------------------------

Acquisition of the Assets of          By and in Exchange for Shares of
Scudder International Bond Fund       Scudder Global Bond Fund (the
(the "Acquired Fund"), a series of    "Acquiring Fund"), a series of the
Global/International Fund,  Inc.      Corporation
(the "Corporation")                   345 Park Avenue
345 Park Avenue                       New York, NY 10154
New York, NY 10154

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby the Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the "Reorganization").

This Statement of Additional Information of the Corporation contains material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement of the Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Acquiring Fund's statement of additional information dated March 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on February 28, 2000 (File No. 33-05724) and is incorporated by reference herein.

2. The Acquiring Fund's annual report to shareholders for the fiscal year ended October 31, 1999, which was previously filed with the Commission via EDGAR on December 23, 1999 (File No. 811-04670) and is incorporated by reference herein.

3. The Acquired Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on February 28, 2000 (File No. 33-05724) and is incorporated by reference herein.

4. The Acquired Fund's statement of additional information dated March 1, 2000, which was previously filed with the Commission via EDGAR on February 28, 2000 (File No. 33-05724) and is incorporated by reference herein.

5. The Acquired Fund's annual report to shareholders for the fiscal year ended October 31, 1999, which was previously filed with the Commission via EDGAR on December 29, 1999 (File No. 811-04670) and is incorporated by reference herein.

6. The financial statements and schedules of the Acquiring Fund and the Acquired Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated ____________________ relating to the Reorganization may be obtained by writing the Acquired Fund at Two International Place, Boston, MA 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-225-2470. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA
PORTFOLIO OF INVESTMENTS
AS OF OCTOBER 31, 1999 (UNAUDITED)

                                                                                Pro Forma                                Pro Forma
                                                             International      Combined      Global Bond  International Combined
                                           Global Bond       Bond Principal  Principal Amount    Market     Bond Market   Market
                                        Principal Amount($)    Amount($)           ($)          Value($)     Value ($)   Value($)
                                        -------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.7%
------------------------------------
  Repurchase Agreement with Donaldson,    1,431,000          3,952,000        5,383,000        1,431,000     3,952,000    5,383,000
  Lufkin & Jenrette, 5.200%, 11/01/1999
                                                                                               ====================================
REPURCHASE AGREEMENTS TOTAL                                                                    1,431,000     3,952,000    5,383,000
                                                                                               ====================================
REPURCHASE AGREEMENTS (COST OF
 $1,431,000 $3,952,000 AND
 $5,383,000 RESPECTIVELY)

SHORT TERM NOTES  2.6%
------------------------------------
  Federal Home Loan Mortgage Corp.,                          5,000,000        5,000,000                      5,000,000    5,000,000
  5.16%, 11/1/1999

  U.S. Treasury Bill, 4.6%, 11/12/1999                         205,000          205,000                        204,719      204,719

                                                                                               ====================================
SHORT TERM NOTES TOTAL                                                                              0        5,204,719    5,204,719
                                                                                               ====================================
SHORT TERM NOTES (COST OF $0
 $5,204,712 AND
 $5,204,712 RESPECTIVELY)


FOREIGN DENOMINATED DEBT OBLIGATIONS
 74.1%
------------------------------------

British Pounds 10.4%
  General Motors Acceptance Corp.,        2,250,000          3,530,000        5,780,000        3,055,548     5,735,306    9,390,954
    6.875%, 09/09/2004
  United Kingdom Treasury Bond, 8.000%,   2,265,000          4,400,000        5,565,000        3,936,331     7,646,735   11,583,066
    6/10/03
                                                                                               ====================================
                                                                                               7,591,979    13,382,041   20,974,020
                                                                                               ====================================

Costa Rica Colon 0.1%
  Citibank Time Deposit, 16.25%,         26,501,104         35,510,954       62,012,058           80,004       120,603      210,887
  11/1/1999
  Citibank Time Deposit, 16.25%,         11,210,000         15,340,000       26,550,000           38,008        52,093       90,181
  12/1/1999

                                                                                               ====================================
                                                                                                 128,062       172,788      300,848
                                                                                               ====================================

Euro 39.4%
  Caisse D'Amort Dette Cades, 3.375%,                        5,150,000        5,150,000                      6,107,225    6,107,225
  7/12/04
  Depfa Pfandbrief Bank, 4.750%,          1,800,000          2,350,000        4,250,000        1,903,812     2,354,715    4,258,527
  7/15/08
  Federal Republic of Germany, 5.000%,    1,700,000          8,300,000       10,000,000        1,825,109     8,910,824   10,735,933
  5/21/01
  Federal Republic of Germany, 6.250%,    4,000,000          4,880,000        8,880,000        4,459,571     5,415,277    9,855,848
  1/4/24
  Ford Motor Credit Corp., 3.750%,          930,000                             930,000          921,829                    921,829
  7/12/04
  French Treasury Note, 4.500%,           5,170,000          2,300,000        7,470,000        5,449,094     2,424,162    7,873,256
  7/12/03
  Government of France, 5.500%,           4,750,000          8,300,000       13,050,000        5,155,574     9,028,083   14,194,757
  4/25/07
  Kingdom of Spain, 4.500%,                                 13,020,000       13,020,000                     14,354,778   14,354,778
  7/30/04
  Republic of Deutschland, 7.250%,        3,000,000                           3,000,000        3,408,974                  3,408,974
  10/21/02
  Rheinische Hypo Bank, 4.500%,           4,300,000                           4,300,000        4,485,887                  4,485,887
  8/26/03
  Tokyo Electric Power Co., 4.375%,                          3,600,000        3,600,000                      3,444,017    3,444,017
  5/14/09

                                                                                              =====================================
                                                                                              27,800,750    52,040,081   79,840,631
                                                                                              =====================================

Japanese Yen 14.4%
  Federal National Mortgage Association                    680,000,000      680,000,000                      6,761,486    6,761,486
  Global Issue  2.125%, 10/9/2007

  Japan Development Bank, 2.875%,       740,000,000      1,400,000,000    2,140,000,000        7,763,713    14,688,105   22,451,819
  12/20/06

                                                                                              =====================================
                                                                                               7,763,713    21,449,592   29,213,305
                                                                                              =====================================

Norwegian Kroner 9.5%



                                                                                                                         Pro Forma
                                                          International      Pro Forma        Global Bond  International  Combined
                                       Global Bond        Bond Principal     Combined           Market      Bond Market    Market
                                    Principal Amount($)     Amount($)    Principal Amount ($)  Value ($)     Value ($)    Value($)
                                   ------------------------------------------------------------------------------------------------
  Kingdom of Norway, 7.000%,            58,500,000          90,200,000      148,700,000        7,591,446    11,705,102   10,296,548
  5/31/01                                                                                      ------------------------------------


El Salvadoran Colon 0.1%
  Citibank Time Deposit, 8.25%,            452,311             603,082        1,055,393           51,610        68,814      120,424
  11/22/99                                                                                     ------------------------------------


Turkish Lire 0.2%
  J.P. Morgan Time Deposit, 65%,        36,296,403,525    47,518,325,225    63,614,728,750        75,498        98,838      171,334
  11/26/99

  J.P. Morgan Time Deposit, 68%,        35,402,814,630    46,348,451,448    91,751,276,078        73,638        96,405      170,043
  11/12/99
                                                                                               ------------------------------------
                                                                                                 149,134       195,243      344,377
                                                                                               ------------------------------------

                                                                                               ------------------------------------
FOREIGN DENOMINATED DEBT OBLIGATIONS TOTAL                                                     50,876,694   99,013,559  149,890,383
                                                                                               ====================================
FOREIGN DENOMINATED DEBT OBLIGATIONS (COST OF
 $52,042,025 $97,784,582 AND
 $149,826,607 RESPECTIVELY)

U. S. DOLLAR DENOMINATED DEBT OBLIGATIONS 20.6%
------------------------------------

  Argentine Republic , 11.000%,                190,000           230,000           420,000       181,450       219,550      401,100
  12/4/05

  Argentine Republic, Floating Rate            242,000           374,000           515,000       214,718       331,065      545,283
  Bond, Series L, LIBOR plus .8125%,
  (6.8125%), 03/31/2005

  DaimlerChrysler AG, 7.450%, 03/01/2027     1,825,000                           1,925,000     1,829,179                  1,829,179

  Federal National Mortgage Association,     2,593,000                           2,593,000     2,484,958                  2,484,958
  5.125%, 02/13/2004

  Federative Republic of Brazil, "New"         300,000           370,000           670,000       220,500       271,950      492,450
  Money Bond, Floating Rate Bond, LIBOR
  plus .875%, (7%), 04/15/2009

  Federative Republic of Brazil Global         280,000           350,000           830,000       219,800       274,750      494,550
  Bond, 10.125%, 05/15/2027

  Government National Mortgage               4,651,758                           4,651,758     4,563,811                  5,563,811
  Association Pass-thru  7.00% with
  various maturities to 03/15/2029

  Government of Jamaica, 10.875%,              350,000           425,000           775,000       327,250       397,375      724,525
  6/10/05

  Government of Malaysia, 8.750%,              100,000           150,000           250,000       102,750       154,125      256,875
  6/1/09

  IBM Corp., 5.375%, 02/01/2009              2,300,000                           2,300,000     2,073,128                  2,073,128

  Midland Bank PLC, 7.625%, 06/15/2006       1,500,000                           1,500,000     1,524,600                  1,524,600

  Petroliam Nasional BHD, 8.875%,              100,000           125,000           225,000       102,780       126,475      231,255
  8/1/04

  Republic of Bulgaria, Interest Arrears       450,000           575,000         1,065,000       373,525       438,438      812,063
  Bond, LIBOR plus .8125%, (6.5%),
  7/28/11

  Republic of Colombia, 7.625%,                200,000           275,000           475,000       194,828       228,361      300,987
  2/15/07

  Republic of Columbia, 9.750%,                120,000           130,000           250,000       109,200       118,300      227,500
  4/23/09

  Republic of Panama, Interest Reduction       300,000           450,000           750,000       223,500       335,250      558,750
  Bond, Step-up Coupon, 4.25%,
  7/17/14

  Republic of Panama, Past Due Interest        271,900           380,547           652,553       203,930       284,485      489,415
  Bond, LIBOR plus .8125%, 4% with 2.5%
  Interest Capitalization (6.5%), 7/17/2016

  Republic of Peru, Floating Rate              275,000           375,000           650,000       151,250       206,250      357,500
  Interest Reduction Bond, 3.750%,
  3/7/17

  Republic of South Africa, 8.500%,            300,000           400,000           700,000       263,250       551,000      614,250
  6/23/17

  Republic of Turkey, 9.875%, 02/23/2005       425,000           580,000           985,000       393,125       518,000      911,125

  Republic of Venezuela, Debt Conversion       202,380           202,380           404,700       102,572       102,572      325,144
  Bond, Floating Rate Bond, Series DL,
  LIBOR plus .875%, (6.3125%), 12/18/2007

  Republic of Venezuela Global Bond, 9.250%,   160,000           254,000           414,000       107,680       170,942      278,822
  9/15/27

  Republic of the Philippines, 9.875%,         220,000           330,000           550,000       213,400       320,100      533,500



                                                                                                                         Pro Forma
                                                          International      Pro Forma        Global Bond  International  Combined
                                       Global Bond        Bond Principal     Combined           Market      Bond Market    Market
                                    Principal Amount($)     Amount($)    Principal Amount ($)  Value ($)     Value ($)    Value($)
                                   ------------------------------------------------------------------------------------------------
1/15/19

  Slovak Republic, 9.500%, 05/28/2003          100,000           150,000           250,000       101,250       151,875      253,125

  U.S. Treasury Bond, 8.500%, 02/15/2020       795,000         1,015,000         1,810,000       971,267     1,240,048    2,211,313

  U.S. Treasury Note, 5.625%, 12/31/2002     1,970,000         2,520,000         4,490,000     1,953,984     2,499,512    4,453,496

  U.S. Treasury Note, 5.750%, 08/15/2003     3,550,000                           3,550,000     3,553,300                  3,553,300

  U.S. Treasury Note, 6.000%, 08/15/2004     1,485,000                           1,485,000     1,488,475                  1,488,475

  U.S. Treasury Note, 6.500%, 10/15/2006     1,725,000                           1,725,000     1,755,464                  1,755,464

  U.S. Treasury Note, 7.875%, 08/15/2001     4,100,000                           4,100,000     4,240,302                  4,240,302

  United Mexican States, Floating Rate         500,000           800,000         1,300,000       437,500       700,000    1,137,500
  Discount Bond (Detachable Oil Priced
  Indexed Value Recovery Rights), Series
  D, LIBOR plus .8125%, (6.0675%),
  12/31/19

  United Mexican States, Floating Rate         325,000           250,000           575,000       284,375       218,750      503,125
  Discount Bond (Detachable Oil Priced
  Indexed Value Recovery Rights), Series
  A, LIBOR plus .8125%, (6.9325%),
  12/31/19

  United Mexican States, 11.500%,              400,000           500,000           900,000       446,720       558,400    1,005,120
  5/15/26

                                                                                              =====================================
U. S. DOLLAR DENOMINATED DEBT OBLIGATIONS TOTAL                                               31,403,219    10,278,671   41,681,890
                                                                                              =====================================
U. S. DOLLAR DENOMINATED DEBT OBLIGATIONS (TOTAL
 COST OF $31,872,494 $10,222,514 AND
 $42,095,008 RESPECTIVELY)

PURCHASED OPTIONS    0.0%
------------------------------------
  Put on Japanese Yen, strike at 97.63,                      601,000,000       501,000,000                      10,025       10,025
  expire 11/19/1999

  Put on Japanese Yen, strike price at 107.71, 272,500,000                     275,500,000         4,545        10,025        4,545
  expire 11/19/1999

                                                                                               ====================================
PURCHASED OPTIONS TOTAL                                                                            4,545        10,025       14,570
                                                                                               ====================================
PURCHASED OPTIONS (COST OF $35,425
 $78,130 AND $113,555 RESPECTIVELY)
                                                                                               ====================================
TOTAL INVESTMENT PORTFOLIO - 100%                                                              83,715,458   118,459,074 202,174,532
                                                                                               ====================================

 INVESTMENT PORTFOLIO (COST OF $85,380,944
  $117,241,938 AND $202,622,882 RESPECTIVELY)


              PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

        PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                       AS OF OCTOBER 31, 1999 (UNAUDITED)

                                     GLOBAL BOND            INTERNATIONAL             PRO FORMA                 PRO FORMA
                                        FUND                  BOND FUND              ADJUSTMENTS                COMBINED
                                     -----------------   ---------------------    -------------------      --------------------
Investments, at value                    $ 83,715,458           $ 118,459,074                                    $ 202,174,532
Cash                                          151,276                       -                                          151,276
Other assets less liabilities               1,097,009              (2,989,577)            $ (127,000)   (2)         (2,019,568)
                                     -----------------   ---------------------    -------------------      --------------------
Net assets                               $ 84,963,743           $ 115,469,497             $ (127,000)            $ 200,306,240
                                     =================   =====================    ===================      ====================
Shares outstanding                          9,093,351              11,597,052                755,291                21,445,694
Net asset value per share                      $ 9.34                  $ 9.96                                           $ 9.34

 PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
 FOR THE TWELVE MONTH PERIOD ENDED OCTOBER 31, 1999 (UNAUDITED)

                                                          GLOBAL BOND      INTERNATIONAL        PRO FORMA          PRO FORMA
                                                              FUND           BOND FUND         ADJUSTMENTS         COMBINED
                                                       -------------------------------------------------------------------------
Investment Income:
  Interest income                                       $ 6,050,194          7,747,622        $         --        $ 13,797,816
                                                       -------------------------------------------------------------------------
            Total Investment Income                       6,050,194          7,747,622                              13,797,816
  Expenses
     Management fees                                        731,743          1,070,886          (93,329)  (3)        1,709,300
     Trustee fees                                            41,982             49,498          (49,498)  (4)           41,982
     All other expenses                                     605,747          1,001,918         (753,015)  (5)          854,650
                                                       -------------------------------------------------------------------------
  Total expenses before reductions                        1,379,472          2,122,302         (895,842)             2,605,932
  Expense reductions                                       (247,004)          (166,835)         413,839   (6)                -
                                                       -------------------------------------------------------------------------
  Expenses, net                                           1,132,468          1,955,467         (482,003)              2,605,932
                                                       -------------------------------------------------------------------------
Net investment income (loss)                              4,917,726          5,792,155          482,003              11,191,884
                                                       -------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss):

  Net realized gain (loss) from investments,             (1,150,008)        (3,612,013)                 --           (4,762,021)
     futures, options and foreign currency related
     transactions

  Net unrealized appreciation (depreciation)
     of investments, futures, options
     and foreign currency related transactions           (4,713,075)        (5,966,930)                 --          (10,680,005)
                                                       -------------------------------------------------------------------------

Net increase (decrease) in net assets from operations   $  (945,357)      $ (3,786,788)       $ 482,003           $  (4,250,142)
                                                       =========================================================================

         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                            (UNAUDITED)
                         OCTOBER 31, 1999

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of October 31, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended October 31, 1999 for Scudder Global Bond Fund and Scudder International Bond Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $28,384 and $98,616 to be borne by the Acquiring Fund and the Acquired Fund, respectively.

3. Represents reduction in management fees resulting from the application of Scudder Global Bond Fund's lower management fee.

4.   Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract.

6.   Represents the elimination of expense reimbursements.

                            PART C. OTHER INFORMATION

Item 15.          Indemnification.
--------          ----------------

            A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

      Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

      To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

      The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

      The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

      The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

      Nothing in these Articles of Amendment and Restatement shall be deemed to
(i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 16.           Exhibits:
-------

                   (1)   (a)(1) Articles of Amendment and Restatement, dated
                                December 13, 1990, is incorporated by
                                reference to Post-Effective Amendment No. 8 to the Registration Statement of
                                Global/International Fund, Inc. on Form N-1A, as amended (the "Registration Statement")

                         (a)(2) Articles of Amendment, dated December 29,
                                1997, is incorporated by reference to
                                Post-Effective Amendment No. 34 to the
                                Registration Statement.

                         (a)(3) Articles of Amendment, dated May 29, 1998, is
                                incorporated by reference to Post-Effective
                                Amendment No. 34 to the Registration
                                Statement.

                         (a)(4) Articles Supplementary, dated February 14,
                                1991, is incorporated
                                by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                         (a)(5) Articles Supplementary, dated July 11, 1991,
                                is incorporated by
                                reference to Post-Effective Amendment No. 12 to the Registration Statement.

                         (a)(6) Articles Supplementary, dated November 24,
                                1992, is incorporated
                                by reference to Post-Effective Amendment No.
                                18 to the Registration Statement.

                         (a)(7) Articles Supplementary, dated October 20,
                                1993, is incorporated
                                by reference to Post-Effective Amendment No.
                                19 to the Registration Statement.

                         (a)(8) Articles Supplementary, dated December 14,
                                1995, is incorporated
                                by reference to Post-Effective Amendment No.
                                26 to the Registration Statement.

                         (a)(9) Articles Supplementary, dated March 6, 1996,
                                is incorporated
                                by reference to Post-Effective Amendment No.
                                28 to the Registration Statement.

                        (a)(10) Articles Supplementary, dated April 15, 1998
                                is incorporated
                                by reference to Post-Effective Amendment No.
                                34 to the Registration Statement.

                    2.  (b)(1)  By-Laws, dated May 15, 1986, are incorporated
                                by reference
                                to the original Registration Statement.

                                Amendment, dated May 4, 1987, to the By-Laws
                        (b)(2) is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                                Amendment to the By-Laws, dated September 14, 1987, is
                        (b)(3) incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                                Amendment to the By-Laws, dated July 27, 1988,
                                 is incorporated
                        (b)(4) by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                                Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to
                        (b)(5) Post-Effective Amendment No. 7 to the Registration Statement.

                                Amended and Restated By-Laws, dated March 4,
                                1991, are
                        (b)(6) incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

                                Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to
                        (b)(7) Post-Effective Amendment No. 15 to the Registration Statement.

                                Amendment to the By-Laws, dated December 12,
                                1991, is incorporated by reference to
                        (b)(8) Post-Effective Amendment No. 23 to the Registration Statement.

                                Amendment to the By-Laws, dated October 1,
                                1996, is incorporated by reference to
                        (b)(9) Post-Effective Amendment No. 27 to the Registration Statement.

                        (b)(10) Amendment to the By-Laws, dated December 3,
                                1997, is incorporated by reference to
                                Post-Effective Amendment No. 34 to the
                                Registration Statement.

                   3.           Inapplicable.

                   4. Agreement and Plan of Reorganization filed as Exhibit A to Part A hereof

                   5.    (e)(1) Specimen Share Certificate representing shares
                                of capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (e)(2) Specimen Share Certificate representing shares
                                of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                   6.    (f)(1) Investment Management Agreement between the
                                Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (f)(2) Investment Management Agreement between the
                                Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No.
                                36 to the Registration Statement.

                         (f)(3) Investment Management Agreement between the
                                Registrant (on behalf of Scudder Global Bond
                                Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (f)(4) Investment Management Agreement between the
                                Registrant (on behalf of Scudder Global
                                Discovery Fund) and Scudder Kemper
                                Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                         (f)(5) Investment Management Agreement between the
                                Registrant (on behalf of Scudder Emerging
                                Markets Income Fund) and Scudder Kemper
                                Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                   7.    (g)(1) Underwriting Agreement between the Registrant
                                and Scudder Investor Services, Inc., dated
                                September 7, 1998, is incorporated by
                                reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (g)(2) Underwriting and Distribution Services
                                Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                         (g)(3) Underwriting and Distribution Services
                                Agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.

                   8.           Inapplicable.

                   9.    (i)(1) Custodian Agreement between the Registrant and
                                State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

                         (i)(2) Fee schedule for Exhibit (g)(1) is
                                incorporated by reference to Post-Effective
                                Amendment No. 4 to the Registration Statement.

                         (i)(3) Custodian Agreement between the Registrant (on
                                behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                         (i)(4) Fee schedule for Exhibit 8(g)(3) is
                                incorporated by reference to Post-Effective
                                Amendment No. 5 to the Registration Statement.

                         (i)(5) Amendment, dated September 16, 1988, to the
                                Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (i)(6) Amendment, dated December 7, 1988, to the
                                Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (i)(7) Amendment, dated November 30, 1990, to the
                                Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

                         (i)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income
                                  Fund) and Brown Brothers Harriman & Co., dated February 28, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

                         (i)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.


                         (i)(10) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income
                                  Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.
                         (i)(11) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                         (i)(12) Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated,
                                  March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                                  Amendment (on behalf of Scudder International
                         (i)(13) Bond Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated
                                  March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                                  Amendment (on behalf of Scudder Global
                         (i)(14) Discovery Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (i)(15) Amendment (on behalf of Scudder Emerging Markets Income Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated
                                  March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                     10.   (j)(1) Amended and Restated Rule 12b-1 Plan for
                                  Global Discovery Fund Class B Shares, dated
                                  August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                           (j)(2) Amended and Restated Rule 12b-1 Plan for
                                  Global Discovery Fund Class C Shares dated
                                  August 6, 1998 is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                           (j)(3) Mutual Funds Multi-Distribution System Plan
                                  pursuant to Rule
                                  18f-3 is incorporated by reference to
                                  Post-Effective Amendment No. 33 to the
                                  Registration Statement.

                     11. Opinion and consent of Dechert Price & Rhoads filed herewith.

                     12. Opinion and consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                     13.   (m)(1) Transfer Agency and Service Agreement between
                                  the Registrant and Scudder Service
                                  Corporation, dated October 2, 1989, is
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 to the Registration Statement.

                           (m)(2) Revised fee schedule dated October 1, 1996 for
                                  Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                           (m)(3) Agency agreement between the Registrant, (on
                                  behalf of Global Discovery Fund) and Kemper
                                  Service Company ,dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                           (m)(4) COMPASS Service Agreement between Scudder
                                  Trust Company and the Registrant, dated
                                  October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                           (m)(5) Revised fee schedule, dated October 1, 1996,
                                  for Exhibit 9(b)(4) is
                                  incorporated by reference to Post-Effective
                                  Amendment No. 28 to the Registration
                                  Statement.

                           (m)(6) Shareholder Services Agreement with Charles
                                  Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                         (m)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June
                                  8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                         (m)(8) Administrative Services Agreement between McGladvey & Pullen, Inc. and the Registrant ,dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                         (m)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery
                                  Fund) and Kemper Distributors, Inc., dated
                                  April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (m)(10) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                         (m)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                         (m)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                         (m)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by to Post-Effective Amendment No. 26 to the Registration Statement.

                         (m)(14) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by referecne to Post-Effective Amendment No. 27 to the Registration Statement.

                   14.            Consent of PricewaterhouseCoopers LLP
                                  filed herein.

                   15.          Inapplicable.

                   16.          Powers of attorney filed herein.

                   17.          Form of Proxy filed herein.

Item 17.    Undertakings.
--------    -------------

1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of March, 2000.


                                          GLOBAL/INTERNATIONAL FUND, INC.
                                          By:   /s/ William Holzer
                                                ----------------------
                                          Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                      TITLE                       DATE
         ---------                      -----                       ----

/s/ William Holzer                   President                  March 3, 2000
---------------------
William Holzer

/s/ Sheryle J. Bolton*               Director                   March 3, 2000
---------------------
Sheryle J. Bolton

/s/ William T. Burgin*               Director                   March 3, 2000
---------------------
William T. Burgin

/s/ Keith R. Fox*                    Director                   March 3, 2000
---------------------
Keith R. Fox

/s/ William H. Luers*                Director                   March 3, 2000
---------------------
William H. Luers

/s/ Kathryn L. Quirk*         Director, Vice President          March 3, 2000
---------------------          and Assistant Secretary
Kathryn L. Quirk

/s/ Joan E. Spero*                    Director                   March 3, 2000
---------------------
Joan E. Spero

/s/ John R. Hebble         Treasurer (Principal Financial       March 3, 2000
---------------------         and Accounting Officer)
John R. Hebble

*By:  /s/ Sheldon A. Jones                March 3, 2000
      --------------------
      Sheldon A. Jones
      Attorney-in-fact

*Executed pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14 as filed with the Commission electronically herewith.